DEPOSITS	12 Months Ended
Jun. 30, 2021
Deposits [Abstract]
DEPOSITS
12.	DEPOSITS

Deposit accounts are summarized as follows:

	2021		2020
	Amount	Percent of Portfolio	Amount	Percent of Portfolio

	(Dollars in Thousands)
Non-interest earning checking	$25,452	16.2%	$22,657	15.0%
Interest-earning checking	26,881	17.1	25,075	16.6
Savings accounts	50,058	31.9	44,541	29.3
Money market accounts	22,995	14.6	21,743	14.4
Savings certificates	29,731	18.9	35,063	23.2
Advance payments by borrowers for taxes and insurance	2,050	1.3	2,256	1.5

Total	$157,167	100.0%	$151,335	100.0%

The maturities of savings certificates at June 30, 2021, are summarized as follows:

(Dollars in Thousands)
Within one year	$24,893
Beyond one year but within two years	2,483
Beyond two years but within three years	1,491
Beyond three years but within four years	328
Beyond four years but within five years	327
Beyond five years	209

Total	$29,731

There were two retail savings certificates with a balance of $250 thousand or more on June 30, 2021. At June 30, 2021 and 2020, the Company had brokered CDs totaling $8.8 million and $9.9 million, respectively.